Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 5,446,524	$ 854,678	¥ 4,314,665
Less: accumulated depreciation	(3,082,421)	(483,699)	(2,357,875)
Property and equipment, net	2,364,103	370,979	1,956,790
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,123,149	803,934	4,164,384
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,462	2,426	9,759
Data Center Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,328	22,648	135,068
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,768	2,474
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 147,817	$ 23,196	¥ 5,454